SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
SHORT-TERM INVESTMENTS
Time deposits	¥ 1,204,059		¥ 2,031,336
Wealth management products	354,256		671,188
Total	¥ 1,558,315	$ 219,484	¥ 2,702,524